Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (5.5%)
*	Walt Disney Co.	269,219	39,010
	Verizon Communications Inc.	613,335	30,832
	AT&T Inc.	1,057,796	24,150
	Comcast Corp. Class A	380,058	18,995
*	T-Mobile US Inc.	26,921	2,929
	ViacomCBS Inc. Class B	89,661	2,775
	Activision Blizzard Inc.	47,171	2,764
	Electronic Arts Inc.	19,397	2,410
	Omnicom Group Inc.	31,859	2,144
*	Live Nation Entertainment Inc.	19,461	2,076
	Interpublic Group of Cos. Inc.	58,136	1,930
	Lumen Technologies Inc.	147,196	1,816
	Fox Corp. Class A	48,009	1,714
*	Match Group Inc.	11,895	1,546
	News Corp. Class A	58,661	1,268
*	DISH Network Corp. Class A	36,860	1,152
*	Discovery Inc. Class C	45,055	1,023
	Fox Corp. Class B	21,897	736
*	Discovery Inc. Class A	24,908	580
	News Corp. Class B	17,077	368
			140,218
Consumer Discretionary (8.0%)
	Home Depot Inc.	44,094	17,665
	McDonald's Corp.	66,377	16,236
*	General Motors Co.	215,058	12,445
	TJX Cos. Inc.	178,721	12,403
	NIKE Inc. Class B	68,159	11,535
	Ford Motor Co.	581,324	11,156
	Starbucks Corp.	73,371	8,044
*	Booking Holdings Inc.	3,771	7,926
	Lowe's Cos. Inc.	30,367	7,428
	Target Corp.	24,936	6,080
*	Marriott International Inc. Class A	40,542	5,982
	Ross Stores Inc.	52,942	5,775
*	Dollar Tree Inc.	34,383	4,602
	Lennar Corp. Class A	40,427	4,247
*	Hilton Worldwide Holdings Inc.	25,968	3,508
	VF Corp.	48,218	3,459
*	CarMax Inc.	24,178	3,415
	Yum! Brands Inc.	24,951	3,065
	Genuine Parts Co.	21,224	2,711

		Shares	Market Value ($000)
	Darden Restaurants Inc.	19,329	2,666
*	NVR Inc.	497	2,597
*	AutoZone Inc.	1,406	2,555
	MGM Resorts International	59,277	2,346
*	Royal Caribbean Cruises Ltd.	33,248	2,321
	LKQ Corp.	40,134	2,244
*	Expedia Group Inc.	13,805	2,224
	Advance Auto Parts Inc.	9,679	2,136
*	Aptiv plc	13,256	2,126
*	Carnival Corp.	118,511	2,088
*	O'Reilly Automotive Inc.	3,265	2,084
	Whirlpool Corp.	9,277	2,020
	DR Horton Inc.	19,297	1,885
	Hasbro Inc.	19,142	1,855
*	Las Vegas Sands Corp.	50,808	1,810
	Best Buy Co. Inc.	16,654	1,780
	Tapestry Inc.	41,272	1,656
	BorgWarner Inc.	35,490	1,536
*	Ulta Beauty Inc.	3,985	1,530
*	Mohawk Industries Inc.	8,278	1,390
	Garmin Ltd.	9,905	1,323
	Bath & Body Works Inc.	17,295	1,299
*	Wynn Resorts Ltd.	15,598	1,264
	Newell Brands Inc.	56,124	1,205
*	Caesars Entertainment Inc.	13,283	1,196
	PVH Corp.	10,592	1,131
*	Norwegian Cruise Line Holdings Ltd.	54,812	1,069
	PulteGroup Inc.	18,905	946
	Ralph Lauren Corp.	7,228	839
	Hanesbrands Inc.	51,865	838
	Leggett & Platt Inc.	19,618	792
*	Under Armour Inc. Class A	27,982	660
*	Under Armour Inc. Class C	30,860	619
	Gap Inc.	31,601	522
*	Penn National Gaming Inc.	9,756	500
	Lennar Corp. Class B	361	31
			202,765
Consumer Staples (8.9%)
	Walmart Inc.	211,687	29,770
	Procter & Gamble Co.	186,948	27,029
	Philip Morris International Inc.	230,918	19,845
	Coca-Cola Co.	374,060	19,619
	PepsiCo Inc.	118,731	18,971
	Costco Wholesale Corp.	30,779	16,602
	Mondelez International Inc. Class A	207,079	12,205
	Altria Group Inc.	273,211	11,650
	Constellation Brands Inc. Class A	24,899	5,611
	General Mills Inc.	89,873	5,552
	Sysco Corp.	75,846	5,312
	Archer-Daniels-Midland Co.	82,963	5,161
	Estee Lauder Cos. Inc. Class A	15,135	5,026
	Walgreens Boots Alliance Inc.	106,254	4,760
	Colgate-Palmolive Co.	59,950	4,497
	Kroger Co.	100,771	4,185
	Kimberly-Clark Corp.	30,975	4,036
	Kraft Heinz Co.	105,360	3,541
	Tyson Foods Inc. Class A	43,618	3,444
	Kellogg Co.	37,942	2,321

		Shares	Market Value ($000)
	Hershey Co.	12,687	2,252
	Conagra Brands Inc.	70,998	2,169
	J M Smucker Co.	16,015	2,025
	McCormick & Co. Inc. (Non-Voting)	20,650	1,772
	Hormel Foods Corp.	41,729	1,728
	Molson Coors Beverage Co. Class B	27,937	1,242
	Campbell Soup Co.	30,063	1,212
	Church & Dwight Co. Inc.	12,061	1,078
	Clorox Co.	6,012	979
	Brown-Forman Corp. Class B	13,564	954
	Lamb Weston Holdings Inc.	13,608	707
			225,255
Energy (6.1%)
	Exxon Mobil Corp.	627,166	37,530
	Chevron Corp.	286,478	32,335
	ConocoPhillips	198,396	13,913
	EOG Resources Inc.	86,509	7,526
	Pioneer Natural Resources Co.	33,624	5,996
	Schlumberger NV	207,300	5,945
	Marathon Petroleum Corp.	94,592	5,756
	Williams Cos. Inc.	179,794	4,817
	Phillips 66	64,824	4,484
	Kinder Morgan Inc.	288,542	4,461
	Valero Energy Corp.	60,581	4,055
	ONEOK Inc.	66,043	3,952
	Devon Energy Corp.	93,393	3,928
	Occidental Petroleum Corp.	131,481	3,898
	Baker Hughes Co.	122,703	2,864
	Halliburton Co.	131,943	2,849
	Diamondback Energy Inc.	25,222	2,692
	Coterra Energy Inc.	120,330	2,416
	Marathon Oil Corp.	116,511	1,805
	APA Corp.	56,047	1,444
	Hess Corp.	19,177	1,429
			154,095
Financials (21.1%)
*	Berkshire Hathaway Inc. Class B	274,596	75,978
	JPMorgan Chase & Co.	442,667	70,309
	Bank of America Corp.	1,097,035	48,785
	Wells Fargo & Co.	608,357	29,067
	Morgan Stanley	216,258	20,506
	Citigroup Inc.	300,244	19,126
	Goldman Sachs Group Inc.	49,941	19,027
	Charles Schwab Corp.	222,431	17,214
	American Express Co.	95,339	14,520
	PNC Financial Services Group Inc.	62,963	12,404
	CME Group Inc.	53,205	11,733
	Truist Financial Corp.	197,808	11,732
	Chubb Ltd.	64,999	11,665
	US Bancorp	199,891	11,062
	Capital One Financial Corp.	66,096	9,288
	American International Group Inc.	126,732	6,666
	Bank of New York Mellon Corp.	117,669	6,447
	MetLife Inc.	107,929	6,331
	Marsh & McLennan Cos. Inc.	38,296	6,281
	Prudential Financial Inc.	57,314	5,861
	BlackRock Inc.	6,363	5,756

		Shares	Market Value ($000)
	Travelers Cos. Inc.	36,979	5,434
	Intercontinental Exchange Inc.	38,331	5,011
	Aflac Inc.	91,316	4,944
	Ameriprise Financial Inc.	16,838	4,876
	State Street Corp.	54,099	4,813
	Discover Financial Services	44,324	4,780
	Allstate Corp.	43,751	4,757
	Aon plc Class A	16,050	4,747
	Willis Towers Watson plc	19,128	4,320
	Fifth Third Bancorp	102,428	4,317
	Synchrony Financial	84,463	3,783
	Northern Trust Corp.	30,909	3,576
	Hartford Financial Services Group Inc.	51,504	3,404
	Huntington Bancshares Inc.	218,399	3,241
	Regions Financial Corp.	141,220	3,213
	KeyCorp	141,493	3,175
	Citizens Financial Group Inc.	63,212	2,988
	Progressive Corp.	31,177	2,898
	Arthur J Gallagher & Co.	17,473	2,846
	M&T Bank Corp.	19,048	2,793
	Raymond James Financial Inc.	27,474	2,700
	T. Rowe Price Group Inc.	13,465	2,692
	Moody's Corp.	6,723	2,626
	First Republic Bank	12,286	2,576
	Principal Financial Group Inc.	37,016	2,539
	Cincinnati Financial Corp.	22,226	2,532
	Lincoln National Corp.	26,109	1,732
	Comerica Inc.	19,810	1,635
	Loews Corp.	30,064	1,607
	W R Berkley Corp.	20,753	1,590
	Everest Re Group Ltd.	5,904	1,514
	Zions Bancorp NA	23,992	1,513
	Franklin Resources Inc.	41,695	1,351
	Assurant Inc.	8,711	1,325
	Nasdaq Inc.	6,085	1,237
	Globe Life Inc.	13,884	1,202
	Invesco Ltd.	50,611	1,130
	People's United Financial Inc.	63,533	1,083
	Cboe Global Markets Inc.	7,695	992
			533,250
Health Care (14.9%)
	Pfizer Inc.	830,630	44,630
	Johnson & Johnson	233,985	36,485
	UnitedHealth Group Inc.	67,043	29,782
	Medtronic plc	199,095	21,243
	CVS Health Corp.	195,465	17,408
	Anthem Inc.	36,119	14,673
	Merck & Co. Inc.	195,023	14,609
	Abbott Laboratories	107,683	13,543
	Gilead Sciences Inc.	185,771	12,805
	Eli Lilly & Co.	45,878	11,380
	Becton Dickinson & Co.	42,547	10,090
	Danaher Corp.	30,127	9,690
	Cigna Corp.	50,384	9,669
	Bristol-Myers Squibb Co.	158,054	8,476
	Amgen Inc.	42,071	8,367
	HCA Healthcare Inc.	36,516	8,238
*	Boston Scientific Corp.	210,982	8,032

		Shares	Market Value ($000)
	AbbVie Inc.	68,084	7,849
*	Moderna Inc.	21,829	7,693
*	Centene Corp.	86,408	6,170
	Stryker Corp.	25,375	6,004
	Baxter International Inc.	74,119	5,527
*	Intuitive Surgical Inc.	15,832	5,135
	McKesson Corp.	22,890	4,962
*	Edwards Lifesciences Corp.	39,727	4,263
	Zoetis Inc.	18,935	4,204
*	Laboratory Corp. of America Holdings	14,334	4,090
*	Illumina Inc.	10,865	3,969
	Humana Inc.	9,140	3,836
	Zimmer Biomet Holdings Inc.	30,956	3,702
	Quest Diagnostics Inc.	18,112	2,693
*	IQVIA Holdings Inc.	10,233	2,652
	AmerisourceBergen Corp.	22,179	2,567
*	Biogen Inc.	10,389	2,449
	Viatris Inc.	179,604	2,211
	Cardinal Health Inc.	43,088	1,992
	Agilent Technologies Inc.	12,556	1,895
	Cerner Corp.	24,904	1,755
	Cooper Cos. Inc.	4,297	1,618
	DENTSPLY SIRONA Inc.	32,292	1,574
*	Henry Schein Inc.	20,707	1,471
	STERIS plc	6,356	1,389
*	Waters Corp.	4,090	1,342
	Universal Health Services Inc. Class B	11,244	1,335
	Teleflex Inc.	3,679	1,094
*	Hologic Inc.	10,599	792
*	Incyte Corp.	10,190	690
	Organon & Co.	19,352	566
			376,609
Industrials (11.3%)
	Honeywell International Inc.	102,285	20,686
	Raytheon Technologies Corp.	223,375	18,076
*	Boeing Co.	81,641	16,153
	General Electric Co.	162,645	15,450
	3M Co.	85,729	14,577
	Union Pacific Corp.	50,217	11,833
	Eaton Corp. plc	59,038	9,568
	Caterpillar Inc.	42,996	8,313
	Johnson Controls International plc	105,491	7,887
	Northrop Grumman Corp.	22,296	7,777
	Lockheed Martin Corp.	19,720	6,573
	General Dynamics Corp.	34,381	6,497
	United Parcel Service Inc. Class B	32,381	6,423
	Waste Management Inc.	35,036	5,629
	CSX Corp.	160,470	5,562
	Illinois Tool Works Inc.	23,759	5,516
	Norfolk Southern Corp.	20,142	5,343
	Emerson Electric Co.	53,083	4,663
	PACCAR Inc.	51,427	4,290
	Stanley Black & Decker Inc.	24,146	4,220
	Republic Services Inc.	31,133	4,118
	Fortive Corp.	53,143	3,926
*	Southwest Airlines Co.	87,809	3,899
	Deere & Co.	10,498	3,628
	Trane Technologies plc	18,984	3,543

		Shares	Market Value ($000)
	Ingersoll Rand Inc.	59,957	3,498
	Dover Corp.	21,300	3,490
*	Delta Air Lines Inc.	94,706	3,428
	Roper Technologies Inc.	7,173	3,329
	FedEx Corp.	13,099	3,018
	Parker-Hannifin Corp.	9,187	2,775
	L3Harris Technologies Inc.	12,801	2,676
	IHS Markit Ltd.	20,692	2,645
	Rockwell Automation Inc.	7,577	2,547
	Cummins Inc.	12,128	2,544
	Equifax Inc.	9,002	2,508
	Carrier Global Corp.	46,344	2,508
	Westinghouse Air Brake Technologies Corp.	28,028	2,488
	Otis Worldwide Corp.	30,400	2,444
	AMETEK Inc.	17,509	2,390
	Textron Inc.	33,261	2,355
*	United Airlines Holdings Inc.	47,814	2,021
	Kansas City Southern	6,594	1,918
	Cintas Corp.	4,398	1,857
	CH Robinson Worldwide Inc.	19,464	1,851
	Leidos Holdings Inc.	20,913	1,838
	Robert Half International Inc.	16,535	1,838
	Pentair plc	24,523	1,807
*	TransDigm Group Inc.	3,091	1,787
	Xylem Inc.	14,383	1,742
*	American Airlines Group Inc.	95,715	1,693
	Snap-on Inc.	7,991	1,645
	Howmet Aerospace Inc.	57,096	1,606
	A O Smith Corp.	19,727	1,559
	IDEX Corp.	6,196	1,392
	Masco Corp.	20,519	1,352
	Fastenal Co.	21,319	1,261
	WW Grainger Inc.	2,540	1,223
	Expeditors International of Washington Inc.	8,830	1,074
	Huntington Ingalls Industries Inc.	5,942	1,055
	Jacobs Engineering Group Inc.	7,371	1,051
	Nielsen Holdings plc	53,302	1,021
	Quanta Services Inc.	8,708	991
	JB Hunt Transport Services Inc.	5,122	979
	Allegion plc	7,755	959
*	Alaska Air Group Inc.	18,620	904
	Fortune Brands Home & Security Inc.	8,825	887
			286,104
Information Technology (10.9%)
	Cisco Systems Inc.	624,329	34,238
	Intel Corp.	601,024	29,570
	Visa Inc. Class A	100,018	19,381
	Accenture plc Class A	41,338	14,774
	Micron Technology Inc.	166,789	14,010
	Mastercard Inc. Class A	41,305	13,008
	Texas Instruments Inc.	64,283	12,366
	International Business Machines Corp.	101,294	11,862
	Broadcom Inc.	19,447	10,767
	Oracle Corp.	109,843	9,967
	Fidelity National Information Services Inc.	91,525	9,564
	NXP Semiconductors NV	37,246	8,319
	Analog Devices Inc.	45,439	8,190
	Automatic Data Processing Inc.	32,597	7,526

		Shares	Market Value ($000)
	HP Inc.	177,756	6,271
	Global Payments Inc.	43,464	5,174
	TE Connectivity Ltd.	30,105	4,634
	Motorola Solutions Inc.	13,783	3,490
	Seagate Technology Holdings plc	31,018	3,185
	Cognizant Technology Solutions Corp. Class A	38,145	2,975
	NetApp Inc.	33,173	2,948
	Hewlett Packard Enterprise Co.	193,650	2,779
*	Fiserv Inc.	28,252	2,727
	Amphenol Corp. Class A	33,689	2,715
	Paychex Inc.	22,324	2,661
*	Western Digital Corp.	45,487	2,631
*	Keysight Technologies Inc.	11,707	2,277
	Corning Inc.	60,481	2,243
	CDW Corp.	11,439	2,166
	NortonLifeLock Inc.	85,913	2,135
*	VeriSign Inc.	8,348	2,003
	Microchip Technology Inc.	22,695	1,893
*	Gartner Inc.	5,808	1,814
	Skyworks Solutions Inc.	11,711	1,776
	Juniper Networks Inc.	48,129	1,498
*	Teledyne Technologies Inc.	3,523	1,463
	Broadridge Financial Solutions Inc.	8,600	1,450
*	FleetCor Technologies Inc.	6,970	1,444
*	Zebra Technologies Corp. Class A	2,142	1,261
*	F5 Inc.	5,015	1,141
*	DXC Technology Co.	37,370	1,121
*	Akamai Technologies Inc.	8,705	981
	Western Union Co.	60,499	957
*	Ceridian HCM Holding Inc.	8,135	890
	Jack Henry & Associates Inc.	5,759	873
	Citrix Systems Inc.	6,400	515
*	IPG Photonics Corp.	2,896	476
			276,109
Materials (3.5%)
	Linde plc	32,122	10,219
	DuPont de Nemours Inc.	77,524	5,734
	PPG Industries Inc.	35,197	5,426
	International Flavors & Fragrances Inc.	36,939	5,252
	Air Products and Chemicals Inc.	17,729	5,096
	Corteva Inc.	108,651	4,889
	Nucor Corp.	43,476	4,620
	Ecolab Inc.	19,909	4,409
	Martin Marietta Materials Inc.	9,226	3,723
	Sherwin-Williams Co.	11,113	3,681
	LyondellBasell Industries NV Class A	39,217	3,417
	Dow Inc.	56,255	3,090
	Freeport-McMoRan Inc.	82,548	3,061
	Newmont Corp.	53,296	2,927
	International Paper Co.	57,899	2,636
	Amcor plc	228,291	2,584
	Celanese Corp.	16,464	2,492
	Vulcan Materials Co.	11,372	2,179
	Eastman Chemical Co.	20,166	2,103
	CF Industries Holdings Inc.	31,813	1,928
	Mosaic Co.	55,022	1,883
	Packaging Corp. of America	14,045	1,834
	Westrock Co.	39,502	1,714

		Shares	Market Value ($000)
	Ball Corp.	17,411	1,627
	Avery Dennison Corp.	7,118	1,460
	Sealed Air Corp.	7,525	467
			88,451
Real Estate (4.7%)
	Prologis Inc.	109,537	16,513
	American Tower Corp.	33,047	8,674
	Simon Property Group Inc.	48,699	7,443
	Digital Realty Trust Inc.	41,887	7,026
	Realty Income Corp.	81,715	5,550
	Welltower Inc.	62,529	4,979
	AvalonBay Communities Inc.	20,664	4,936
*	CBRE Group Inc. Class A	49,697	4,750
	Crown Castle International Corp.	25,601	4,650
	Equinix Inc.	5,589	4,539
	Equity Residential	50,494	4,308
	Public Storage	12,879	4,216
	Weyerhaeuser Co.	111,140	4,180
	Alexandria Real Estate Equities Inc.	20,557	4,113
	Mid-America Apartment Communities Inc.	17,166	3,541
	Essex Property Trust Inc.	9,631	3,269
	Ventas Inc.	58,255	2,733
	Healthpeak Properties Inc.	79,939	2,627
	UDR Inc.	41,431	2,350
	Boston Properties Inc.	21,010	2,266
	Extra Space Storage Inc.	10,280	2,056
	Kimco Realty Corp.	90,630	2,032
	SBA Communications Corp.	5,700	1,960
	Iron Mountain Inc.	42,836	1,946
	Duke Realty Corp.	33,003	1,925
*	Host Hotels & Resorts Inc.	105,603	1,658
	Regency Centers Corp.	22,624	1,569
	Federal Realty Investment Trust	10,377	1,273
	Vornado Realty Trust	23,629	948
			118,030
Utilities (4.8%)
	NextEra Energy Inc.	165,650	14,375
	Duke Energy Corp.	113,924	11,052
	Southern Co.	156,791	9,580
	Dominion Energy Inc.	119,756	8,527
	Exelon Corp.	144,829	7,637
	American Electric Power Co. Inc.	74,167	6,011
	Sempra Energy	47,340	5,675
	Xcel Energy Inc.	79,713	5,080
	Public Service Enterprise Group Inc.	74,856	4,678
	Eversource Energy	50,923	4,189
	Consolidated Edison Inc.	52,403	4,069
	WEC Energy Group Inc.	46,750	4,064
	Edison International	56,163	3,666
	PPL Corp.	113,905	3,170
	DTE Energy Co.	28,674	3,107
	Ameren Corp.	38,073	3,106
	FirstEnergy Corp.	80,584	3,035
	Entergy Corp.	29,760	2,986
	CMS Energy Corp.	42,971	2,529
	CenterPoint Energy Inc.	88,038	2,281
	American Water Works Co. Inc.	13,472	2,271

			Shares	Market Value ($000)
		Evergy Inc.	34,048	2,155
		Alliant Energy Corp.	37,169	2,036
		Atmos Energy Corp.	19,339	1,747
		AES Corp.	61,310	1,433
		NiSource Inc.	58,134	1,425
		Pinnacle West Capital Corp.	16,760	1,090
		NRG Energy Inc.	14,717	530
				121,504
Total Common Stocks (Cost $2,177,271)				2,522,390
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $1,783)	0.077%	17,830	1,783
Total Investments (99.8%) (Cost $2,179,054)				2,524,173
Other Assets and Liabilities—Net (0.2%)				5,448
Net Assets (100%)				2,529,621
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	15	3,425	(66)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BOANA	3,764	(0.070)	—	(24)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,522,390	—	—	2,522,390
Temporary Cash Investments	1,783	—	—	1,783
Total	2,524,173	—	—	2,524,173

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	66	—	—	66
Swap Contracts	—	24	—	24
Total	66	24	—	90
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.